Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Total Revenues	$ 9,530,837	$ 3,541,061	$ 26,054,873	$ 11,597,927	$ 16,887,267	$ 15,925,213
PROPERTY AND EQUIPMENT, net	2,543,551		2,543,551		2,232,355	1,982,290
Assets Held-for-sale, Long Lived					2,232,355	1,982,290
Canada
Total Revenues	4,288,155	2,386,091	11,492,468	9,940,391	10,977,476	15,055,543
PROPERTY AND EQUIPMENT, net	1,424,129		1,424,129		1,583,613
Assets Held-for-sale, Long Lived					1,560,869	1,596,209
US
Total Revenues	5,242,682	1,154,970	14,562,405	1,657,536	5,909,791	869,670
PROPERTY AND EQUIPMENT, net	1,119,422		1,119,422		648,742
Assets Held-for-sale, Long Lived					$ 671,486	$ 386,081